Short-term investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Short-term investments
Note 4: Short-term investments

	December 31, 2023	December 31, 2022
Unrestricted
Maturing within three months	639,133	390,540
Maturing between three to six months	321,850	421,734
Maturing between six to twelve months	51,442	56,445
Total unrestricted short-term investments	1,012,425	868,719

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Interest earning demand and term deposits	25,612	15,759
Total restricted short-term investments	25,612	15,759

Total short-term investments	1,038,037	884,478